Initial Public Offering (Details)			12 Months Ended
	Nov. 29, 2021 USD ($) $ / shares shares	Nov. 23, 2021 shares	Dec. 31, 2021 USD ($)	Mar. 31, 2023 shares	Dec. 31, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from public offering | $			$ 25,140,000
Common stock, shares authorized				110,000,000	110,000,000
Preferred stock, shares authorized					11,000,000
Initial public offering
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares issued	2,514,000
Offering price per share | $ / shares	$ 10.00
Underwriting fees | $	$ 2,200,000
Other underwriting fees payable | $	1,300,000
Proceeds from public offering | $	25,140,000
Net Proceeds From Issuance Initial Public Offering | $	$ 21,640,000
Number of member units outstanding		13,428,948
Number of common shares issued in conversion		11,363,636
Member shares to common shares, conversion ratio		0.8462
Common stock, shares authorized		110,000,000
Preferred stock, shares authorized		11,000,000
Underwriters purchase option
Subsidiary, Sale of Stock [Line Items]
Exercisable term	5 years
Percentage of common shares exercisable	5.00%
Common stock, shares exercisable	125,700
Exercise price | $ / shares	$ 12.50